LVIP JPMorgan Retirement Income Fund
Schedule of Investments
March 31, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–64.24%
Equity Funds–24.01%
JPMorgan BetaBuilders Mid Cap Equity ETF	59,361	$ 5,087,238
✧JPMorgan Equity Index Fund	560,938	33,886,277
JPMorgan High Yield Research Enhanced ETF	224,098	11,552,252
✧JPMorgan Realty Income Fund	228,160	3,244,439
✧JPMorgan Small Cap Equity Fund	15,594	1,156,765
✧JPMorgan Small Cap Growth Fund	23,998	731,710
✧JPMorgan Small Cap Value Fund	29,083	960,010
		56,618,691
Fixed Income Funds–25.18%
JPMorgan BetaBuilders MSCI US REIT ETF	14,353	1,233,210
✧JPMorgan Corporate Bond Fund	1,145,407	11,866,419
✧JPMorgan Floating Rate Income Fund	1,491,165	13,301,192
✧JPMorgan High Yield Fund	2,115,285	15,208,898
✧JPMorgan Inflation Managed Bond Fund	1,655,547	17,764,015
		59,373,734
International Equity Funds–10.30%
✧JPMorgan Emerging Markets Equity Fund	178,443	7,678,413
✧JPMorgan International Equity Fund	286,906	5,821,316
✧JPMorgan International Research Enhanced Equity Fund	548,232	10,772,770
		24,272,499
Money Market Funds–4.75%
JPMorgan Prime Money Market Fund - IM Shares (seven-day effective yield 0.06%)	9,000,228	9,004,728
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.04%)	2,198,477	2,198,477
		11,203,205
Total Investment Companies (Cost $131,550,105)		151,468,129

	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–3.79%
Fannie Mae REMICs
Series 1991-141 PZ 8.00% 10/25/21	4,706	$ 4,772
Series 2009-100 PN 5.00% 11/25/39	250,071	267,851
Series 2011-112 PB 4.00% 11/25/41	837,701	917,889
Series 2011-52 KB 5.50% 6/25/41	650,000	749,444
Series 2011-55 BZ 3.50% 6/25/41	444,184	481,644
•Series 2011-86 NF 0.66% (LIBOR01M + 0.55%) 9/25/41	138,866	140,608
*•Series 2012-122 SD 5.99% (6.10% minus LIBOR01M) 11/25/42	127,058	22,806
Series 2012-14 Z 4.00% 3/25/42	654,127	716,740
Series 2012-54 WG 3.50% 1/25/41	42,241	42,630
*Series 2012-98 MI 3.00% 8/25/31	90,427	4,779
*Series 2013-55 AI 3.00% 6/25/33	154,079	15,432
•Series 2013-57 FN 0.46% (LIBOR01M + 0.35%) 6/25/43	68,439	68,750
*Series 2013-7 EI 3.00% 10/25/40	57,386	4,280
Series 2014-19 Z 4.50% 4/25/44	609,406	696,451
Series 2015-40 GZ 3.50% 5/25/45	83,377	88,943
Series 2015-89 AZ 3.50% 12/25/45	28,917	31,368
*•Series 2015-95 SH 5.89% (6.00% minus LIBOR01M) 1/25/46	121,327	22,668
*Series 2016-50 IB 3.00% 2/25/46	53,805	5,413
*•Series 2016-55 SK 5.89% (6.00% minus LIBOR01M) 8/25/46	110,844	24,097
*•Series 2016-62 SA 5.89% (6.00% minus LIBOR01M) 9/25/46	223,854	49,092
*•Series 2016-74 GS 5.89% (6.00% minus LIBOR01M) 10/25/46	53,437	12,332
*Series 2017-12 JI 3.50% 5/25/40	43,372	2,813
Freddie Mac REMICs
Series 2893 PE 5.00% 11/15/34	138,538	156,273
LVIP JPMorgan Retirement Income Fund–1

LVIP JPMorgan Retirement Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Freddie Mac REMICs (continued)
Series 3843 PZ 5.00% 4/15/41	984,105	$ 1,144,013
Series 3893 PU 4.00% 7/15/41	552,208	603,593
Series 3939 BZ 4.50% 6/15/41	481,719	528,207
•Series 3984 DF 0.66% (LIBOR01M + 0.55%) 1/15/42	117,046	118,686
Series 4065 DE 3.00% 6/15/32	40,000	42,357
*Series 4109 AI 3.00% 7/15/31	179,193	9,920
*Series 4161 IM 3.50% 2/15/43	40,189	6,695
*Series 4181 DI 2.50% 3/15/33	63,217	5,514
*•Series 4184 GS 6.01% (6.12% minus LIBOR01M) 3/15/43	111,077	23,948
Series 4219 AB 3.50% 1/15/43	214,724	221,551
•Series 4286 VF 0.56% (LIBOR01M + 0.45%) 12/15/43	87,650	88,418
*Series 4342 CI 3.00% 11/15/33	33,581	2,472
Series 4457 KZ 3.00% 4/15/45	133,724	139,761
*•Series 4494 SA 6.07% (6.18% minus LIBOR01M) 7/15/45	35,149	7,059
*Series 4543 HI 3.00% 4/15/44	48,868	3,954
*•Series 4594 SG 5.89% (6.00% minus LIBOR01M) 6/15/46	319,331	67,659
Series 4614 HB 2.50% 9/15/46	101,000	97,409
*•Series 4618 SA 5.89% (6.00% minus LIBOR01M) 9/15/46	71,397	16,067
Series 4623 LZ 2.50% 10/15/46	97,146	98,176
Series 4623 MW 2.50% 10/15/46	105,000	107,651
*Series 4625 BI 3.50% 6/15/46	132,663	16,843
*•Series 4631 GS 5.89% (6.00% minus LIBOR01M) 11/15/46	187,170	36,199
*•Series 4648 SA 5.89% (6.00% minus LIBOR01M) 1/15/47	139,639	28,381
*•Freddie Mac Strips
Series 267 S5 5.89% (6.00% minus LIBOR01M) 8/15/42	106,443	18,214
Series 299 S1 5.89% (6.00% minus LIBOR01M) 1/15/43	78,867	13,697
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
*•Freddie Mac Strips (continued)
Series 326 S2 5.84% (5.95% minus LIBOR01M) 3/15/44	61,483	$ 11,546
♦Freddie Mac Structured Pass-Through Certificates Series T-58 2A 6.50% 9/25/43	40,194	47,354
GNMA
Series 2012-136 MX 2.00% 11/20/42	40,000	39,345
Series 2013-113 AZ 3.00% 8/20/43	311,265	323,925
Series 2013-113 LY 3.00% 5/20/43	29,000	30,536
*Series 2015-142 AI 4.00% 2/20/44	17,135	752
Series 2015-64 GZ 2.00% 5/20/45	115,734	106,662
*Series 2015-74 CI 3.00% 10/16/39	90,538	5,727
*•Series 2016-108 SK 5.94% (6.05% minus LIBOR01M) 8/20/46	168,559	32,755
Series 2016-111 PB 2.50% 8/20/46	97,000	97,390
*Series 2016-116 GI 3.50% 11/20/44	205,458	21,488
*Series 2016-118 DI 3.50% 3/20/43	221,586	20,475
*•Series 2016-120 AS 5.99% (6.10% minus LIBOR01M) 9/20/46	177,543	34,145
*•Series 2016-120 NS 5.99% (6.10% minus LIBOR01M) 9/20/46	253,696	53,433
*•Series 2016-121 JS 5.99% (6.10% minus LIBOR01M) 9/20/46	174,867	33,976
Series 2016-134 MW 3.00% 10/20/46	15,840	16,668
Series 2016-156 PB 2.00% 11/20/46	61,000	56,793
*Series 2016-160 GI 3.50% 11/20/46	148,030	22,389
*Series 2016-163 MI 3.50% 11/20/46	20,909	525
*Series 2016-163 XI 3.00% 10/20/46	48,159	4,917
Total Agency Collateralized Mortgage Obligations (Cost $8,775,852)		8,934,320

LVIP JPMorgan Retirement Income Fund–2

LVIP JPMorgan Retirement Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–1.92%
Fannie Mae-Aces
Series 2017-M11 A2 2.98% 8/25/29	275,000	$ 297,664
•Series 2017-M8 A2 3.06% 5/25/27	555,000	603,433
Freddie Mac Multifamily Structured Pass Through Certificates
♦Series K066 A2 3.12% 6/25/27	340,000	373,194
♦Series K067 A2 3.19% 7/25/27	637,000	702,601
♦Series K725 A2 3.00% 1/25/24	185,000	196,572
♦•Series K731 AM 3.60% 2/25/25	1,200,000	1,317,697
♦•Series KS03 A4 3.16% 5/25/25	150,000	162,318
•FREMF Mortgage Trust
Series 2011-K14 B 5.49% 2/25/47	70,000	69,961
Series 2011-K15 B 4.99% 8/25/44	15,000	15,144
Series 2012-K18 B 4.18% 1/25/45	85,000	87,051
Series 2012-K22 B 3.69% 8/25/45	150,000	155,886
Series 2013-K29 C 3.48% 5/25/46	295,000	307,258
Series 2013-K32 B 3.54% 10/25/46	110,000	115,841
Series 2013-K33 B 3.50% 8/25/46	120,000	127,340
Total Agency Commercial Mortgage-Backed Securities (Cost $4,251,318)		4,531,960
AGENCY MORTGAGE-BACKED SECURITIES–4.45%
Fannie Mae
2.53% 7/1/26	131,866	137,829
2.60% 9/1/28	292,320	310,335
2.64% 2/1/23	450,000	463,514
3.16% 12/1/26	481,980	525,380
3.17% 1/1/27	290,189	316,644
•3.18% 9/1/27	419,178	458,931
3.77% 12/1/25	655,577	728,882
3.88% 12/1/28	395,000	450,834
•Fannie Mae ARM
2.62% (LIBOR12M + 1.83%) 8/1/35	659	662
2.91% (LIBOR12M + 1.60%) 7/1/45	21,070	22,083
3.16% (LIBOR12M + 1.52%) 3/1/44	61,654	64,544
Fannie Mae REMICs 2.50% 5/25/48	582,595	605,057
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 15 yr 3.50% 2/1/35	808,338	$ 873,797
Fannie Mae S.F. 30 yr
2.00% 8/1/50	698,076	697,565
3.50% 7/1/42	533,292	579,447
3.50% 7/1/46	400,110	431,810
4.00% 7/1/45	236,975	260,614
5.50% 11/1/34	2,569	2,988
5.50% 4/1/37	61,448	71,846
5.50% 8/1/37	10,029	11,719
5.50% 3/1/38	12,783	15,023
5.50% 6/1/39	24,421	28,661
5.50% 7/1/40	26,880	31,581
5.50% 5/1/44	597,140	698,531
6.00% 9/1/36	12,185	14,561
6.00% 12/1/36	2,941	3,513
6.00% 6/1/37	1,562	1,867
6.00% 9/1/38	8,219	9,756
6.00% 11/1/38	6,631	8,002
6.00% 10/1/39	91,526	109,346
6.00% 11/1/40	4,487	5,436
7.50% 6/1/31	3,305	3,870
Federal National Mortgage Association 3.50% 4/1/35	338,280	365,541
•Freddie Mac ARM
2.60% (LIBOR12M + 1.63%) 10/1/46	61,229	63,756
3.00% (LIBOR12M + 1.63%) 10/1/45	35,185	36,719
3.11% (LIBOR12M + 1.62%) 3/1/46	33,923	35,436
Freddie Mac REMICs 3.00% 2/15/47	565,073	590,097
Freddie Mac S.F. 30 yr
4.00% 4/1/45	132,130	145,248
5.00% 6/1/36	47,885	55,700
5.50% 3/1/34	3,541	4,140
5.50% 12/1/34	3,179	3,720
5.50% 12/1/35	3,041	3,560
5.50% 8/1/40	7,347	8,506
5.50% 6/1/41	34,888	40,300
6.00% 2/1/36	6,634	7,931
6.00% 3/1/36	9,497	11,354
6.00% 8/1/38	10,104	12,009
6.00% 5/1/40	16,241	19,407
6.50% 4/1/39	16,896	19,335
7.00% 11/1/33	591	686
GNMA I S.F. 30 yr
5.50% 2/15/41	21,879	25,786
7.00% 12/15/34	29,792	34,868
GNMA II S.F. 30 yr
2.50% 1/20/51	831,029	858,238
5.50% 5/20/37	10,607	12,100
5.50% 4/20/40	6,716	7,776
6.00% 2/20/39	17,795	20,403

LVIP JPMorgan Retirement Income Fund–3

LVIP JPMorgan Retirement Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA II S.F. 30 yr (continued)
6.00% 10/20/39	51,021	$ 60,097
6.00% 2/20/40	50,661	59,604
6.00% 4/20/46	17,842	20,991
6.50% 10/20/39	23,312	26,943
Total Agency Mortgage-Backed Securities (Cost $10,222,055)		10,494,879
CORPORATE BONDS–12.09%
Aerospace & Defense–0.28%
Boeing
4.51% 5/1/23	125,000	133,798
4.88% 5/1/25	115,000	128,047
L3Harris Technologies 3.85% 12/15/26	80,000	88,571
Lockheed Martin
1.85% 6/15/30	80,000	77,901
2.80% 6/15/50	50,000	47,158
Raytheon Technologies 4.15% 5/15/45	175,000	193,310
		668,785
Agriculture–0.12%
Bunge Limited Finance 1.63% 8/17/25	10,000	10,004
Reynolds American
4.45% 6/12/25	70,000	77,675
5.85% 8/15/45	170,000	200,383
		288,062
Airlines–0.02%
♦American Airlines Pass Through Trust 3.38% 5/1/27	58,155	56,486
		56,486
Auto Manufacturers–0.44%
American Honda Finance 2.00% 3/24/28	170,000	169,618
Cummins 2.60% 9/1/50	65,000	58,180
Daimler Finance North America 3.45% 1/6/27	215,000	232,572
General Motors Financial 1.25% 1/8/26	175,000	171,709
Nissan Motor Acceptance 2.00% 3/9/26	165,000	164,323
Toyota Motor Credit 2.15% 2/13/30	240,000	238,362
		1,034,764
Banks–2.14%
Bank of America
μ2.46% 10/22/25	220,000	230,602
μ3.12% 1/20/23	180,000	183,837
4.18% 11/25/27	275,000	305,819
μ4.44% 1/20/48	240,000	278,933
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Bank of Nova Scotia 3.40% 2/11/24	125,000	$ 134,536
Citigroup
3.20% 10/21/26	49,000	52,654
μ3.35% 4/24/25	115,000	123,074
8.13% 7/15/39	150,000	246,280
Cooperatieve Rabobank 3.75% 7/21/26	250,000	272,652
Credit Suisse Group 4.28% 1/9/28	250,000	274,852
Fifth Third Bancorp 3.65% 1/25/24	50,000	53,871
Goldman Sachs Group
3.85% 1/26/27	80,000	87,757
5.15% 5/22/45	200,000	249,994
Lloyds Banking Group 3.00% 1/11/22	200,000	203,916
Mitsubishi UFJ Financial Group 3.76% 7/26/23	255,000	273,193
Morgan Stanley
3.95% 4/23/27	265,000	293,242
4.00% 7/23/25	170,000	188,658
Northern Trust 1.95% 5/1/30	60,000	58,532
Societe Generale 2.63% 1/22/25	200,000	207,304
Sumitomo Mitsui Financial Group 3.78% 3/9/26	265,000	292,049
μUBS Group 2.10% 2/11/32	226,000	213,777
US Bancorp 1.38% 7/22/30	250,000	230,481
μWells Fargo & Co 3.07% 4/30/41	105,000	102,964
Wells Fargo & Co. 4.75% 12/7/46	175,000	206,551
Westpac Banking 2.35% 2/19/25	260,000	272,081
		5,037,609
Beverages–0.24%
Anheuser-Busch InBev Worldwide
4.70% 2/1/36	260,000	304,582
4.95% 1/15/42	105,000	125,432
Coca-Cola 1.45% 6/1/27	25,000	24,867
Keurig Dr Pepper 3.35% 3/15/51	125,000	124,497
		579,378
Biotechnology–0.08%
Amgen 2.20% 2/21/27	20,000	20,517
Biogen 2.25% 5/1/30	165,000	160,068
		180,585
Building Materials–0.07%
Martin Marietta Materials
3.45% 6/1/27	75,000	81,775

LVIP JPMorgan Retirement Income Fund–4

LVIP JPMorgan Retirement Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Building Materials (continued)
Martin Marietta Materials (continued)
3.50% 12/15/27	75,000	$ 82,110
		163,885
Chemicals–0.26%
Celanese US Holdings 3.50% 5/8/24	5,000	5,361
DuPont de Nemours 5.32% 11/15/38	125,000	157,014
Element Fleet Management 1.60% 4/6/24	20,000	19,977
Mosaic 4.25% 11/15/23	70,000	75,602
Nutrien 3.38% 3/15/25	145,000	155,884
Nutrition & Biosciences 1.83% 10/15/27	35,000	34,222
Sherwin-Williams 2.30% 5/15/30	165,000	162,504
		610,564
Commercial Services–0.10%
Global Payments 2.65% 2/15/25	160,000	168,108
Moody's 3.25% 5/20/50	60,000	58,239
		226,347
Computers–0.12%
Apple
3.45% 2/9/45	130,000	138,172
3.85% 5/4/43	135,000	152,686
		290,858
Diversified Financial Services–0.58%
AerCap Ireland Capital 3.15% 2/15/24	180,000	187,550
Air Lease
2.88% 1/15/26	76,000	78,859
3.25% 3/1/25	185,000	194,924
Aviation Capital Group 4.88% 10/1/25	80,000	87,071
Avolon Holdings Funding
3.63% 5/1/22	110,000	112,167
5.50% 1/15/26	220,000	243,407
Capital One Financial 3.75% 3/9/27	80,000	87,820
GE Capital International Funding Unlimited 4.42% 11/15/35	200,000	228,952
ORIX
3.25% 12/4/24	30,000	32,399
3.70% 7/18/27	110,000	122,115
		1,375,264
Electric–1.06%
AEP Texas 3.45% 1/15/50	170,000	165,851
Ameren 1.75% 3/15/28	25,000	24,164
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Avangrid 3.80% 6/1/29	85,000	$ 93,503
Berkshire Hathaway Energy 3.70% 7/15/30	155,000	171,752
CenterPoint Energy 2.95% 3/1/30	95,000	97,483
Duke Energy 2.65% 9/1/26	155,000	162,182
Duke Energy Indiana 3.25% 10/1/49	10,000	9,869
Duquesne Light Holdings 3.62% 8/1/27	95,000	102,742
Emera US Finance 3.55% 6/15/26	155,000	168,076
Entergy Louisiana 2.90% 3/15/51	5,000	4,589
Entergy Texas 4.00% 3/30/29	20,000	22,182
Evergy 2.90% 9/15/29	160,000	163,062
Exelon 3.50% 6/1/22	150,000	154,714
Fortis 3.06% 10/4/26	50,000	53,224
ITC Holdings 2.95% 5/14/30	80,000	81,546
Metropolitan Edison 4.00% 4/15/25	125,000	132,194
NextEra Energy Capital Holdings 2.25% 6/1/30	65,000	63,596
Pacific Gas and Electric 1.37% 3/10/23	250,000	250,072
Pennsylvania Electric 3.60% 6/1/29	85,000	89,145
PPL Capital Funding 4.13% 4/15/30	125,000	140,492
Public Service Co. of Colorado 3.20% 3/1/50	145,000	145,306
Public Service Enterprise Group 1.60% 8/15/30	60,000	55,257
Union Electric 2.63% 3/15/51	65,000	57,495
Wisconsin Public Service 3.30% 9/1/49	90,000	91,057
		2,499,553
Electronics–0.04%
Arrow Electronics 3.25% 9/8/24	96,000	102,585
		102,585
Environmental Control–0.03%
Republic Services 1.45% 2/15/31	85,000	77,708
		77,708
Food–0.16%
Kroger 4.45% 2/1/47	170,000	191,662
Sysco 5.65% 4/1/25	170,000	197,676
		389,338
Gas–0.20%
APT Pipelines 4.20% 3/23/25	90,000	98,001

LVIP JPMorgan Retirement Income Fund–5

LVIP JPMorgan Retirement Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Gas (continued)
Atmos Energy 4.15% 1/15/43	100,000	$ 109,645
NiSource 3.95% 3/30/48	150,000	157,695
Southern California Gas 4.30% 1/15/49	85,000	100,409
		465,750
Health Care Products–0.08%
Abbott Laboratories 4.90% 11/30/46	145,000	188,845
		188,845
Health Care Services–0.14%
Anthem
3.70% 8/15/21	70,000	70,256
4.10% 3/1/28	55,000	61,857
HCA 4.75% 5/1/23	85,000	91,617
Quest Diagnostics 2.95% 6/30/30	40,000	41,349
UnitedHealth Group 2.00% 5/15/30	75,000	73,802
		338,881
Insurance–0.43%
Aflac 2.88% 10/15/26	90,000	96,643
American Financial Group 3.50% 8/15/26	95,000	102,963
American International Group
3.40% 6/30/30	115,000	122,240
3.88% 1/15/35	45,000	48,932
Athene Global Funding
2.75% 6/25/24	75,000	79,157
3.00% 7/1/22	105,000	108,240
Berkshire Hathaway Finance 4.30% 5/15/43	175,000	206,368
μManulife Financial 4.06% 2/24/32	90,000	99,033
μPrudential Financial 5.38% 5/15/45	140,000	153,469
		1,017,045
Machinery Diversified–0.01%
Xylem 2.25% 1/30/31	20,000	19,624
		19,624
Media–0.41%
Charter Communications Operating
3.70% 4/1/51	35,000	32,736
4.80% 3/1/50	75,000	80,454
Comcast
3.25% 11/1/39	85,000	87,562
3.38% 2/15/25	317,000	344,924
4.50% 1/15/43	115,000	136,811
Discovery Communications
2.95% 3/20/23	22,000	22,985
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
Discovery Communications (continued)
3.63% 5/15/30	155,000	$ 165,870
ViacomCBS 4.20% 6/1/29	80,000	88,932
		960,274
Mining–0.08%
Glencore Funding 1.63% 9/1/25	170,000	169,941
Newcrest Finance Pty 3.25% 5/13/30	15,000	15,695
		185,636
Miscellaneous Manufacturing–0.11%
General Electric 6.75% 3/15/32	90,000	120,543
Parker-Hannifin 3.30% 11/21/24	15,000	16,190
Textron 4.00% 3/15/26	115,000	125,575
		262,308
Oil & Gas–0.72%
BP Capital Markets America
3.22% 4/14/24	80,000	85,878
3.63% 4/6/30	185,000	202,862
Chevron 3.25% 10/15/29	80,000	86,224
CNOOC Petroleum North America 5.88% 3/10/35	125,000	154,728
ConocoPhillips 2.40% 2/15/31	85,000	83,870
Diamondback Energy 0.90% 3/24/23	250,000	250,160
Exxon Mobil 3.00% 8/16/39	155,000	150,876
Husky Energy 4.40% 4/15/29	85,000	90,739
Marathon Petroleum 3.63% 9/15/24	115,000	124,296
Phillips 66 1.30% 2/15/26	45,000	44,498
Pioneer Natural Resources 1.13% 1/15/26	125,000	122,721
Shell International Finance 4.38% 5/11/45	100,000	117,059
Suncor Energy 6.50% 6/15/38	65,000	86,852
Total Capital International 3.46% 2/19/29	85,000	92,360
		1,693,123
Oil & Gas Services–0.20%
Baker Hughes 4.49% 5/1/30	145,000	165,182
Halliburton 3.80% 11/15/25	11,000	12,097
National Oilwell Varco 3.60% 12/1/29	165,000	165,940
Schlumberger Finance Canada 1.40% 9/17/25	25,000	25,021
Schlumberger Holdings 4.30% 5/1/29	85,000	94,440
		462,680

LVIP JPMorgan Retirement Income Fund–6

LVIP JPMorgan Retirement Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals–0.63%
AbbVie
3.80% 3/15/25	85,000	$ 92,866
4.25% 11/21/49	120,000	135,784
Becton Dickinson and Co. 2.82% 5/20/30	155,000	158,900
Bristol-Myers Squibb
3.25% 8/15/22	75,000	77,978
4.13% 6/15/39	155,000	180,285
Cigna 3.40% 3/15/51	95,000	93,402
CVS Health 3.88% 7/20/25	350,000	386,875
Mead Johnson Nutrition 4.13% 11/15/25	80,000	89,712
Shire Acquisitions Investments Ireland
2.88% 9/23/23	110,000	115,584
3.20% 9/23/26	85,000	91,575
Zoetis 2.00% 5/15/30	70,000	67,449
		1,490,410
Pipelines–0.39%
Boardwalk Pipelines
3.40% 2/15/31	15,000	14,988
4.95% 12/15/24	75,000	83,979
Cameron LNG 3.30% 1/15/35	15,000	15,415
Energy Transfer Operating 4.25% 3/15/23	155,000	163,580
Enterprise Products Operating 5.10% 2/15/45	185,000	219,169
Kinder Morgan 3.25% 8/1/50	45,000	39,346
MPLX 4.13% 3/1/27	135,000	149,867
Oneok 5.20% 7/15/48	45,000	49,230
ONEOK 3.40% 9/1/29	125,000	128,616
Sunoco Logistics Partners Operations 5.35% 5/15/45	45,000	47,361
		911,551
Real Estate Investment Trusts–1.09%
Alexandria Real Estate Equities 1.88% 2/1/33	205,000	186,386
American Campus Communities Operating Partnership LP 2.85% 2/1/30	30,000	30,026
American Tower
3.80% 8/15/29	65,000	70,769
4.40% 2/15/26	100,000	112,660
AvalonBay Communities 3.20% 1/15/28	75,000	79,535
Boston Properties
2.55% 4/1/32	100,000	95,868
3.40% 6/21/29	85,000	89,295
Crown Castle International 1.05% 7/15/26	260,000	251,739
Duke Realty 4.00% 9/15/28	145,000	160,838
ERP Operating 3.00% 7/1/29	155,000	161,303
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Healthcare Trust of America Holdings
2.00% 3/15/31	45,000	$ 41,899
3.10% 2/15/30	153,000	157,890
Healthpeak Properties 3.40% 2/1/25	75,000	80,591
Host Hotels & Resorts
3.75% 10/15/23	45,000	47,622
3.88% 4/1/24	40,000	42,368
Life Storage
3.50% 7/1/26	75,000	81,443
4.00% 6/15/29	10,000	10,833
Mid-America Apartments
1.70% 2/15/31	25,000	22,967
3.95% 3/15/29	40,000	44,140
National Retail Properties 3.50% 10/15/27	125,000	134,579
Prologis
1.25% 10/15/30	60,000	54,427
3.25% 10/1/26	40,000	43,782
Realty Income
3.25% 1/15/31	20,000	21,112
3.88% 7/15/24	35,000	38,268
4.13% 10/15/26	40,000	45,244
Scentre Group 3.63% 1/28/26	160,000	172,842
SITE Centers 4.25% 2/1/26	75,000	80,012
UDR
3.10% 11/1/34	20,000	20,142
3.20% 1/15/30	22,000	23,157
3.50% 7/1/27	28,000	30,474
VEREIT Operating Partnership 4.60% 2/6/24	35,000	38,292
Welltower 4.25% 4/15/28	90,000	100,210
		2,570,713
Retail–0.40%
7-Eleven 1.30% 2/10/28	100,000	95,806
Alimentation Couche-Tard 3.55% 7/26/27	85,000	92,258
AutoZone 1.65% 1/15/31	105,000	96,121
Dollar General 3.88% 4/15/27	145,000	161,106
Kohl S Corporation 3.38% 5/1/31	85,000	85,066
Lowe's 2.50% 4/15/26	175,000	184,136
McDonald's 4.70% 12/9/35	135,000	159,624
O'Reilly Automotive 1.75% 3/15/31	75,000	69,293
		943,410
Semiconductors–0.22%
Broadcom 3.88% 1/15/27	260,000	282,335
Microchip Technology 0.97% 2/15/24	103,000	102,809
QUALCOMM 4.65% 5/20/35	105,000	128,134
		513,278

LVIP JPMorgan Retirement Income Fund–7

LVIP JPMorgan Retirement Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Software–0.32%
Fidelity National Information Services 3.10% 3/1/41	60,000	$ 58,937
Fiserv 2.65% 6/1/30	160,000	161,140
Microsoft 3.50% 2/12/35	180,000	201,251
Oracle
1.65% 3/25/26	70,000	70,553
4.50% 7/8/44	185,000	204,250
Roper Technologies 3.80% 12/15/26	55,000	61,032
		757,163
Telecommunications–0.57%
AT&T
3.10% 2/1/43	55,000	51,318
3.30% 2/1/52	140,000	126,091
3.50% 9/15/53	310,000	286,482
Telefonica Emisiones 5.21% 3/8/47	150,000	175,392
T-Mobile USA 2.05% 2/15/28	210,000	205,909
Verizon Communications
2.10% 3/22/28	155,000	155,650
2.99% 10/30/56	167,000	147,418
4.27% 1/15/36	85,000	96,074
Vodafone Group 5.00% 5/30/38	83,000	100,065
		1,344,399
Transportation–0.24%
Burlington Northern Santa Fe 4.70% 9/1/45	135,000	164,986
CSX 4.30% 3/1/48	140,000	159,580
JB Hunt Transport Services 3.88% 3/1/26	85,000	93,877
Norfolk Southern 4.05% 8/15/52	130,000	143,327
		561,770
Trucking & Leasing–0.07%
Penske Truck Leasing 4.20% 4/1/27	140,000	156,692
		156,692
Water–0.04%
American Water Capital 2.95% 9/1/27	85,000	90,521
		90,521
Total Corporate Bonds (Cost $27,649,907)		28,515,844
NON-AGENCY ASSET-BACKED SECURITIES–1.84%
AmeriCredit Automobile Receivables Trust
Series 2017-1 C 2.71% 8/18/22	138,342	138,774
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
AmeriCredit Automobile Receivables Trust (continued)
Series 2017-2 C 2.97% 3/20/23	872,643	$ 879,074
CarMax Auto Owner Trust
Series 2017-3 B 2.44% 2/15/23	300,000	302,633
Series 2018-2 A3 2.98% 1/17/23	117,011	117,912
•Discover Card Execution Note Trust Series 2017-A1 A1 0.60% (LIBOR01M + 0.49%) 7/15/24	185,000	185,671
Drive Auto Receivables Trust Series 2018-4 C 3.66% 11/15/24	57,621	57,888
Flagship Credit Auto Trust Series 2018-2 B 3.56% 5/15/23	467,352	470,705
Ford Credit Auto Owner Trust Series 2016-2 A 2.03% 12/15/27	325,000	326,142
GLS Auto Receivables Issuer Trust Series 2020-1A A 2.17% 2/15/24	135,691	136,821
HERO Funding Trust
Series 2016-2A A 3.75% 9/20/41	59,924	61,852
Series 2016-3A A1 3.08% 9/20/42	66,030	67,815
Honda Auto Receivables Owner Trust Series 2018-2 A3 3.01% 5/18/22	129,694	130,374
NMEF Funding Series 2021-A A2 0.81% 12/15/27	565,000	564,195
Synchrony Card Issuance Trust Series 2018-A1 A 3.38% 9/15/24	605,000	613,538
•Towd Point Mortgage Trust
Series 2015-5 A1B 2.75% 5/25/55	9,631	9,655
Series 2015-6 A1B 2.75% 4/25/55	21,476	21,625
Series 2016-1 A1B 2.75% 2/25/55	9,149	9,186
Series 2016-2 A1 3.00% 8/25/55	20,660	20,967
Series 2016-3 A1 2.25% 4/25/56	17,405	17,534
Westgate Resorts
Series 2018-1A A 3.38% 12/20/31	89,471	90,419
Series 2018-1A B 3.58% 12/20/31	115,726	115,415
Total Non-Agency Asset-Backed Securities (Cost $4,316,451)		4,338,195

LVIP JPMorgan Retirement Income Fund–8

LVIP JPMorgan Retirement Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.30%
•JPMorgan Mortgage Trust
Series 2014-2 B1 3.41% 6/25/29	38,714	$ 40,265
Series 2014-2 B2 3.41% 6/25/29	38,714	39,945
Series 2014-IVR6 2A4 2.23% 7/25/44	63,685	63,900
Series 2015-4 B1 3.60% 6/25/45	75,908	79,622
Series 2015-4 B2 3.60% 6/25/45	75,908	79,040
Series 2015-6 B1 3.55% 10/25/45	75,551	78,994
Series 2015-6 B2 3.55% 10/25/45	75,551	78,516
Series 2016-4 B1 3.85% 10/25/46	84,110	88,499
Series 2016-4 B2 3.85% 10/25/46	90,153	94,153
•New Residential Mortgage Loan Trust Series 2016-4A A1 3.75% 11/25/56	39,229	41,105
•Sequoia Mortgage Trust Series 2014-2 A4 3.50% 7/25/44	11,985	12,203
Total Non-Agency Collateralized Mortgage Obligations (Cost $662,685)		696,242
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–3.28%
•20 Times Square Trust Series 2018-20TS A 3.10% 5/15/35	388,000	387,966
CD Mortgage Trust
Series 2016-CD2 A3 3.25% 11/10/49	200,000	216,364
•Series 2016-CD2 A4 3.53% 11/10/49	105,000	114,906
CFCRE Commercial Mortgage Trust Series 2016-C7 A3 3.84% 12/10/54	90,000	98,880
Citigroup Commercial Mortgage Trust
Series 2014-GC25 A4 3.64% 10/10/47	195,000	211,160
Series 2015-GC27 A5 3.14% 2/10/48	215,000	229,646
Series 2016-P3 A4 3.33% 4/15/49	145,000	156,523
Series 2016-P5 A4 2.94% 10/10/49	130,000	138,153
COMM Mortgage Trust
Series 2013-CR6 AM 3.15% 3/10/46	180,000	185,978
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust (continued)
Series 2013-WWP A2 3.42% 3/10/31	100,000	$ 104,955
Series 2014-CR19 A5 3.80% 8/10/47	100,000	108,788
Series 2014-CR20 AM 3.94% 11/10/47	340,000	368,260
Series 2015-3BP A 3.18% 2/10/35	400,000	424,899
Series 2015-CR23 A4 3.50% 5/10/48	135,000	146,815
DB-JPM Mortgage Trust
Series 2016-C1 A4 3.28% 5/10/49	250,000	269,131
Series 2016-C3 A5 2.89% 8/10/49	160,000	169,300
GS Mortgage Securities Trust
Series 2015-GC32 A4 3.76% 7/10/48	105,000	115,258
Series 2017-GS5 A4 3.67% 3/10/50	210,000	231,366
Houston Galleria Mall Trust Series 2015-HGLR A1A2 3.09% 3/5/37	160,000	166,894
JPM-BB Commercial Mortgage Securities Trust
Series 2015-C32 A5 3.60% 11/15/48	225,000	244,257
Series 2015-C33 A4 3.77% 12/15/48	340,000	372,976
JPM-DB Commercial Mortgage Securities Trust Series 2016-C2 A4 3.14% 6/15/49	275,000	293,775
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11 B 3.50% 4/15/46	130,000	132,830
Series 2015-JP1 A5 3.91% 1/15/49	130,000	143,507
Series 2016-JP2 A4 2.82% 8/15/49	310,000	326,846
Series 2016-JP2 AS 3.06% 8/15/49	210,000	219,142
•Series 2016-JP3 B 3.40% 8/15/49	60,000	63,029
Series 2016-WIKI A 2.80% 10/5/31	75,000	75,381
Series 2016-WIKI B 3.20% 10/5/31	115,000	114,980
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17 A5 3.74% 8/15/47	135,000	145,959
Series 2015-C23 A4 3.72% 7/15/50	440,000	482,003
Series 2015-C26 A5 3.53% 10/15/48	140,000	154,057

LVIP JPMorgan Retirement Income Fund–9

LVIP JPMorgan Retirement Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Bank of America Merrill Lynch Trust (continued)
Series 2016-C29 A4 3.33% 5/15/49	130,000	$ 140,830
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS3 A4 3.62% 9/15/57	250,000	273,970
Series 2016-BNK1 A3 2.65% 8/15/49	205,000	215,635
*•Series 2017-RB1 XA 1.24% 3/15/50	1,426,474	86,606
WF -RBS Commercial Mortgage Trust
Series 2012-C10 A3 2.88% 12/15/45	130,000	134,028
Series 2013-C12 A4 3.20% 3/15/48	260,000	271,205
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $7,432,584)		7,736,258
U.S. TREASURY OBLIGATIONS–7.53%
U.S. Treasury Bonds
1.63% 11/15/50	615,000	512,468
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Bonds (continued)
2.25% 8/15/46	1,075,000	$ 1,043,212
2.50% 5/15/46	1,115,000	1,136,255
2.88% 8/15/45	1,240,000	1,353,925
3.88% 8/15/40	285,000	359,345
U.S. Treasury Notes
×1.38% 1/31/22	1,881,000	1,901,353
1.50% 3/31/23	2,100,000	2,155,781
1.63% 11/15/22	2,000,000	2,047,891
1.75% 3/31/22	1,500,000	1,524,961
2.00% 5/31/21	700,000	702,226
2.00% 11/15/21	1,500,000	1,518,164
2.00% 8/15/25	1,175,000	1,238,110
2.75% 5/31/23	52,000	54,868
2.88% 5/31/25	148,000	161,245
2.88% 5/15/28	750,000	824,443
≠^United States Treasury Coupon Strip 0.00% 2/15/33	1,545,000	1,207,903
Total U.S. Treasury Obligations (Cost $17,233,866)		17,742,150

TOTAL INVESTMENTS–99.44% (Cost $212,094,823)	234,457,977
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.56%	1,324,040
NET ASSETS APPLICABLE TO 17,718,217 SHARES OUTSTANDING–100.00%	$235,782,017

✧ Class R-6 shares.
° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
* Interest only security. An interest only security is the interest only portion of a fixed income security which is sold separately from the principal portion of the security.
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2021. Rate will reset at a future date.
× Fully or partially pledged as collateral for derivatives.
≠ The rate shown is the effective yield at the time of purchase.
^ Zero coupon security.
LVIP JPMorgan Retirement Income Fund–10

LVIP JPMorgan Retirement Income Fund
Schedule of Investments (continued)
The following futures contracts were outstanding at March 31, 2021:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
(20)	Long Gilt	$(3,517,909)	$(3,521,527)	6/28/21	$3,618	$—
19	U.S. Treasury 10 yr Notes	2,487,813	2,548,493	6/21/21	—	(60,680)
					3,618	(60,680)
Equity Contracts:
58	E-mini MSCI EAFE Index	6,356,800	6,383,860	6/18/21	—	(27,060)
96	E-mini Russell 1000 Index	7,145,280	7,129,390	6/18/21	15,890	—
16	E-mini Russell 2000 Index	1,778,000	1,879,257	6/18/21	—	(101,257)
(37)	E-mini S&P 500 Index	(7,339,690)	(7,230,662)	6/18/21	—	(109,028)
39	Euro STOXX 50 Index	1,768,127	1,730,355	6/18/21	37,772	—
6	FTSE 100 Index	552,501	555,411	6/18/21	—	(2,910)
7	TOPIX Index	1,235,313	1,211,773	6/10/21	23,540	—
					77,202	(240,255)
Total Futures Contracts					$80,820	$(300,935)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2021.

Summary of Abbreviations:
ARM–Adjustable Rate Mortgage
BB–Barclays Bank
DB–Deutsche Bank
EAFE–Europe Australasia Far East
ETF–Exchange-Traded Fund
FREMF–Freddie Mac Multifamily
FTSE–Financial Times Stock Exchange
GNMA–Government National Mortgage Association
GS–Goldman Sachs
JPM–JPMorgan
JPM-DB–JPMorgan Deutsche Bank
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
LIBOR12M–Intercontinental Exchange London Interbank Offered Rate USD 12 Month
LNG–Liquefied Natural Gas
MSCI–Morgan Stanley Capital International
RBS–Royal Bank of Scotland
REIT–Real Estate Investment Trust
REMICs–Real Estate Mortgage Investment Conduits
S&P–Standard & Poor’s
S.F.–Single Family
TOPIX–Tokyo Stock Price Index
USD–United States Dollar
WF–Wells Fargo
yr–Year
See accompanying notes.
LVIP JPMorgan Retirement Income Fund–11

LVIP JPMorgan Retirement Income Fund
Notes
March 31, 2021 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP JPMorgan Retirement Income Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–The Fund operates under a fund of funds structure and invests a substantial portion of its assets in open-end investment companies, including exchange-traded funds (“ETFs”), advised by J.P. Morgan or other unaffiliated managers (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. In addition to investment company investments, the Fund may also invest in individual securities. Equity securities and Exchange-Traded Funds (“ETFs”), except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
 Financial statements for the Underlying Funds can be found at www.sec.gov.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP JPMorgan Retirement Income Fund–12

LVIP JPMorgan Retirement Income Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment Companies	$151,468,129	$—	$—	$151,468,129
Agency Collateralized Mortgage Obligations	—	8,934,320	—	8,934,320
Agency Commercial Mortgage-Backed Securities	—	4,531,960	—	4,531,960
Agency Mortgage-Backed Securities	—	10,494,879	—	10,494,879
Corporate Bonds	—	28,515,844	—	28,515,844
Non-Agency Asset-Backed Securities	—	4,338,195	—	4,338,195
Non-Agency Collateralized Mortgage Obligations	—	696,242	—	696,242
Non-Agency Commercial Mortgage-Backed Securities	—	7,736,258	—	7,736,258
U.S. Treasury Obligations	—	17,742,150	—	17,742,150
Total Investments	$151,468,129	$82,989,848	$—	$234,457,977
Derivatives:

Assets:
Futures Contracts	$80,820	$—	$—	$80,820
Liabilities:
Futures Contracts	$(300,935)	$—	$—	$(300,935)
There were no Level 3 investments at the beginning or end of the period.
LVIP JPMorgan Retirement Income Fund–13